Balance Sheet Components (Tables)	12 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary Inventory
Inventory consists of the following at June 30, 2021 and June 30, 2020:

	June 30,
(in thousands)	2021	2020
Bulk wine and spirits	$119,333	$124,944
Bottled wine and spirits	90,083	68,684
Bottling and packaging supplies	10,482	11,798
Nonwine inventory	1,247	1,032

Total inventories	$221,145	$206,458

Schedule of Property and Equipment

	June 30,
(in thousands)	2021	2020
Buildings and improvements	$129,288	$95,270
Land	33,734	31,330
Machinery and equipment	58,227	35,935
Cooperage	10,551	11,074
Vineyards	21,364	19,478
Furniture and equipment	1,343	1,157

	254,507	194,244
Less accumulated depreciation and amortization	(52,791)	(44,568)

	201,716	149,676
Construction in progress	11,957	12,497

	$213,673	$162,173

Accrued Expenses And Other Current Liabilities
Accrued expenses consisted of the following at June 30, 2021 and June 30, 2020:

	June 30,
(in thousands)	2021	2020
Accrued purchases	$10,790	$5,182
Accrued employee compensation	3,981	2,256
Other accrued expenses	6,754	2,308
Non related party accrued interest expense	112	1,442
Contingent consideration	2,151	967
Unearned Income	1,200	823
Accrued trade commissions	90	347

Total Accrued liabilities and other payables	$25,078	$13,325